Income Taxes (Component Of Deferred Tax Assets And Liabilities) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Deferred tax assets:
Allowance for credit losses	¥ 774,612	¥ 759,199
Operating loss carryforwards	106,856	186,800
Loans	14,360	9,031
Accrued liabilities and other	355,337	461,323
Premises and equipment, including sale-and-leaseback transactions	102,217	112,185
Derivative financial instruments	64,583	67,752
Accrued severance indemnities and pension plans	164,797	206,329
Valuation allowance	(483,006)	(644,701)
Total deferred tax assets	1,099,756	1,157,918
Deferred tax liabilities:
Investment securities (including trading account assets at fair value under fair value option)	488,728	37,876
Intangible assets	104,736	123,027
Lease transactions	54,025	48,124
Other	64,806	39,509
Total deferred tax liabilities	712,295	248,536
Net deferred tax assets	¥ 387,461	¥ 909,382